Basic and Diluted Net Earnings/(Loss) per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share Basic And Diluted [Line Items]
Weighted average number of shares	139,619,496	98,104,216	84,970,000
Restricted Stock Units (RSUs)
Earnings Per Share Basic And Diluted [Line Items]
Weighted average number of shares	901,997	164,279	0
Restricted Stock Units (RSUs) | ADS
Earnings Per Share Basic And Diluted [Line Items]
Weighted average number of shares	225,499	41,070